Schedule III (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) Property
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Number of properties | Property	111
Investment property, Fair value	₪ 34,754
Investment property, Encumbrances	₪ 2,301
Subtotal - operating investment property, Number of properties | Property	110	[1]
Subtotal - operating investment property, Fair value	₪ 32,847	[1]
Subtotal - operating investment property, Encumbrances	₪ 2,301	[1]
Investment property under development, Number of properties | Property	1
Investment property under development, Fair value	₪ 502
Investment property under development, Encumbrances
Land for future development, Fair value	1,405	[2]
Land for future development, Encumbrances		[2]
Properties classified as held for sale (including NIS 5 million of land)	424
Investment property	32,847
Investment property under development and Land	1,902
Total investment property	34,754
Properties classified as held for sale including of land	₪ 5
Citycon [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal - operating investment property, Number of properties | Property	45	[3]
Subtotal - operating investment property, Fair value	₪ 16,976	[3]
Subtotal - operating investment property, Encumbrances	₪ 549	[3]
Atrium [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal - operating investment property, Number of properties | Property	45	[3]
Subtotal - operating investment property, Fair value	₪ 10,729	[3]
Subtotal - operating investment property, Encumbrances	₪ 560	[3]
Finland [Member] | Citycon [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	1993	[3],[4]
Investment property, Weighted average year of acquisition	2005	[3],[5]
Subtotal - operating investment property, Number of properties | Property	14	[3]
Subtotal - operating investment property, Fair value	₪ 6,361	[3]
Subtotal - operating investment property, Encumbrances		[3]
Norway [Member] | Citycon [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	1985	[3],[4]
Investment property, Weighted average year of acquisition	2015	[3],[5]
Subtotal - operating investment property, Number of properties | Property	19	[3]
Subtotal - operating investment property, Fair value	₪ 5,699	[3]
Subtotal - operating investment property, Encumbrances	₪ 549	[3]
Others (Hungary, Romania, Slovakia and Latvia) [Member] | Atrium [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	2002	[3],[4]
Investment property, Weighted average year of acquisition	2005	[3],[5]
Subtotal - operating investment property, Number of properties | Property	13	[3]
Subtotal - operating investment property, Fair value	₪ 1,281	[3]
Subtotal - operating investment property, Encumbrances		[3]
Poland [Member] | Atrium [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	2003	[3],[4]
Investment property, Weighted average year of acquisition	2008	[3],[5]
Subtotal - operating investment property, Number of properties | Property	21	[3]
Subtotal - operating investment property, Fair value	₪ 6,807	[3]
Subtotal - operating investment property, Encumbrances		[3]
Czech Republic [Member] | Atrium [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	2004	[3],[4]
Investment property, Weighted average year of acquisition	2012	[3],[5]
Subtotal - operating investment property, Number of properties | Property	4	[3]
Subtotal - operating investment property, Fair value	₪ 1,440	[3]
Subtotal - operating investment property, Encumbrances	₪ 560	[3]
Russia [Member] | Atrium [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	2006	[3],[4]
Investment property, Weighted average year of acquisition	2005	[3],[5]
Subtotal - operating investment property, Number of properties | Property	7	[3]
Subtotal - operating investment property, Fair value	₪ 1,201	[3]
Subtotal - operating investment property, Encumbrances		[3]
Sweden and Denmark [Member] | Citycon [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	1973	[3],[4]
Investment property, Weighted average year of acquisition	2007	[3],[5]
Subtotal - operating investment property, Number of properties | Property	10	[3]
Subtotal - operating investment property, Fair value	₪ 3,645	[3]
Subtotal - operating investment property, Encumbrances		[3]
Estonia [Member] | Citycon [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	1998	[3],[4]
Investment property, Weighted average year of acquisition	2007	[3],[5]
Subtotal - operating investment property, Number of properties | Property	2	[3]
Subtotal - operating investment property, Fair value	₪ 1,271	[3]
Subtotal - operating investment property, Encumbrances		[3]
Gazit Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	2004	[3],[4]
Investment property, Weighted average year of acquisition	2006	[3],[5]
Subtotal - operating investment property, Number of properties | Property	9
Subtotal - operating investment property, Fair value	₪ 2,599
Subtotal - operating investment property, Encumbrances	₪ 1,192
Gazit Germany [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	1977	[3],[4]
Investment property, Weighted average year of acquisition	2008	[3],[5]
Subtotal - operating investment property, Number of properties | Property	2
Subtotal - operating investment property, Fair value	₪ 344
Subtotal - operating investment property, Encumbrances
Gazit Brasil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	2013	[3],[4]
Investment property, Weighted average year of acquisition	2014	[3],[5]
Subtotal - operating investment property, Number of properties | Property	7
Subtotal - operating investment property, Fair value	₪ 1,847
Subtotal - operating investment property, Encumbrances
Gazit Horizons [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Investment property, Weighted average year of construction	2003	[3],[4]
Investment property, Weighted average year of acquisition	2017	[3],[5]
Subtotal - operating investment property, Number of properties | Property	2
Subtotal - operating investment property, Fair value	₪ 352
Subtotal - operating investment property, Encumbrances

[1]	Operating properties include properties under redevelopment and expansion.
[2]	Includes NIS 5 million of land presented under assets held for sale.
[3]	Excludes properties owned by equity-accounted joint ventures.
[4]	The weighted average year of construction is calculated based on the average year of construction for the properties within the applicable region of operation, weighted to reflect each property's relative portion of the aggregate fair value of all properties in the region of operation.
[5]	The weighted average year of acquisition is calculated based on the average year of acquisition for the properties within the applicable region of operation, weighted to reflect each property's relative portion of the aggregate fair value of all properties in the region of operation.